Discontinued Operations And Other Divestitures	12 Months Ended
Dec. 31, 2011
Discontinued Operations And Other Divestitures [Abstract]
Discontinued Operations And Other Divestitures
2.	DISCONTINUED OPERATIONS AND OTHER DIVESTITURES

Discontinued operations

On February 28, 2011, we completed the sale of substantially all of the assets and certain liabilities of our Building Block Chemicals business (the "Business") to Cornerstone Chemical Company, an affiliate of HIG Capital, LLC (the "Purchaser"), pursuant to an Asset Purchase Agreement ("the Agreement") dated January 28, 2011, between the Company and the Purchaser. The total consideration received from the sale was $175.7, including cash consideration of $160.7 that we received at closing and a promissory note for $15.0, due in six years and bearing interest at 7.0% annually. A cash payment of $6.6 was made to the Purchaser in July 2011 as final settlement of the agreed working capital transferred, resulting in net realized consideration of $169.1. The assets sold include our Fortier plant located in Westwego, Louisiana, personal property, inventory, accounts receivable, contract rights and certain other assets that are used in or relate to the Business, all as further specified in the Agreement. Liabilities assumed by the Purchaser include accounts payable, contract liabilities, and certain environmental and product liabilities, and certain other liabilities that relate to the Business and are as specified in the Agreement. Certain liabilities relating to the Business were retained by us, including certain environmental, pension and post-retirement healthcare liabilities. In 2011, we recorded an after-tax gain on the sale of $34.6, which is included in gain on sale of discontinued operations, net of tax in the accompanying consolidated statements of income.

The results of operations of the former Building Block Chemicals segment are reported as discontinued operations, and are therefore excluded from both continuing operations and segment results for all periods presented.

The following table displays summarized activity in our condensed consolidated statements of operations for discontinued operations during the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Net sales	$96.2	$599.7	$360.2
Earnings from operations of discontinued business before income taxes	$10.0	$44.3	$15.7
Income tax expense	(2.1)	(14.0)	(6.0)
Gain on sale of discontinued operations	55.3	0.0	0.0
Income tax expense on gain on sale	(20.7)	0.0	0.0

Earnings from discontinued operations, net of tax	$42.5	$30.3	$9.7

The assets and liabilities of the Building Block Chemicals business are reported as assets and liabilities held for sale in the consolidated balance sheets in the applicable periods presented. The following table displays a summary of the assets and liabilities held for sale as of December 31, 2010.

December 31, 2010
Assets
Trade accounts receivable, net	$47.5
Other accounts receivable	20.8
Inventories, net	24.6
Other current assets	0.2
Plants, equipment and facilities, net	60.7
Other assets	10.6

$164.4

Liabilities
Accounts payable	$56.1
Accrued liabilities	7.8
Other liabilities	7.6

$71.5

Other divestitures

On September 30, 2011, we sold a research and development facility for $11.0 cash. The facility had a carrying value of $32.5 at the time of sale. The transaction includes the leaseback of certain portions of the facility for a 7 year period, with an option to extend the lease for an additional 3 years. As part of the agreement, we are responsible for the remediation of certain environmental matters at the site and therefore, as a result of the environmental remediation obligation, we are precluded from recognizing the sale until the remediation is completed. The forecasted cost of remediation is approximately $1.1. On the date of the transaction, the carrying value of the facility exceeded the proceeds received by $21.5. However, since the facility supports the operations of multiple asset groupings that have sufficient undiscounted cash flows to support the in-use value of the facility, no impairment charge can be recorded at this time. Therefore, in the fourth quarter of 2011, we adjusted the estimated remaining useful life of the facility to the 7 year initial lease period and are accelerating the depreciation over that period. If remediation is completed before the end of the lease period, the sale of the facility will be recognized at that time, including the recognition of a loss for any remaining excess carrying value.

During the first quarter of 2011, we sold a former manufacturing plant in Bogota, Colombia for which we recorded a net gain of $3.3, which is recorded in Gain on sale of assets in the accompanying consolidated statement of income for 2011.

In the fourth quarter of 2010, we entered into an agreement to sell our site in San Fernando, Spain, to the local municipality for €13.5 (approximately $17.5 using the exchange rate as of December 31, 2011). We ceased operations at the facilities in the first quarter of 2011, and are cleaning and preparing the site and land, which we expect to transfer to the municipality in mid-2012. We are receiving proceeds from the sale of the land in installments. The first installment of €4.0 (approximately $5.5) was received on October 19, 2011, and the second installment of €2.1 (approximately $2.7) was received on January 2, 2012. The remaining installments are expected during the first half of 2012. Any potential gain from the sale of the land will be deferred until our continuing involvement in environmental remediation is complete, projected to be in 2012.

In the fourth quarter of 2010, we sold one of our closed European facilities for proceeds of approximately $3.7, which was received in 2010. These proceeds are included in other liabilities on the consolidated balance sheets. The potential gain on the sale will not be recorded until we are complete with our environmental remediation responsibilities under the terms of the agreement, which have been accrued as of December 31, 2011 and 2010. Remediation is estimated to be completed in 2013.

During the first quarter of 2010, we sold our real estate at an inactive site for $2.5 of which $0.5 was received in cash and $2.0 represents a promissory note due from the purchaser on or before January 15, 2015. The net gain of $2.3 from this sale is recorded in other expense, net in the accompanying consolidated statements of income.

On September 28, 2009, we transferred title to land previously leased to a third party to such third party. The transfer of title was triggered by the third party exercising their right to purchase the property pursuant to the terms of the original lease. The transfer of title resulted in the recognition of a pre-tax gain of $8.9, which represents the unamortized balance of the consideration we received at the inception of the lease as of the date of the exercise of the option to purchase. The gain is recorded in Other expense, net in the accompanying consolidated statements of income.

In the first quarter of 2009, we sold certain of our European polyurethane product line assets for cash proceeds totaling $5.7 and recognized a pre-tax gain on sale of $1.5 ($1.0 after-tax). The gain is recorded in Gain on sale of assets in the accompanying consolidated statements of income.

Also in the first quarter of 2009, we decided to sell and began negotiations to sell our polyurethane product line assets in Asia. Accordingly, we revised the estimated remaining useful life of the assets to reflect the period we expected to continue to use the assets and recognized incremental depreciation expense in the first quarter of 2009 of $1.2, which is recorded in manufacturing cost of sales. We also recorded a charge of $0.4 during the first quarter of 2009 for additional costs that were incurred as a result of this decision, which are recorded in selling and technical services. In the second quarter of 2009, we sold our polyurethane product line assets in Asia for $1.8, of which $1.2 was received in cash and $0.6 represents a promissory note from the purchaser. The net loss of $1.4 ($1.4 after-tax) resulting from this sale is recorded in net gain on sale of assets in the accompanying consolidated statements of income.